Inventories	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES
7	INVENTORIES

	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Raw materials	3,167	4,525
Work-in-progress	1,571	713
Finished goods	2,543	1,759
	7,281	6,997

The cost of inventories recognized as expenses and included in “cost of material” and “sub-contractor charges”, line items in profit or loss. Contract manufacturers charges are the costs to produce ladies’ undergarments based on CMTP (Cutting, Manufacturing, Trimming and Packaging) term with pre-determined rate. Cost of material charged to profit or loss for the financial period March 31, 2024, 2025 and 2026 was USD 30,728,000, USD 35,527,000 and USD 26,112,000 respectively. Contract manufacturers charges recognized in profit or loss for the financial year March 31, 2024, 2025 and 2026 was USD 16,596,000, USD 18,433,000 and USD 15,892,000 respectively.